Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities:
Net income / (loss)	$ (26,229)	$ (81,696)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	40,387	40,847
Amortization of fair value of above market acquired time charters (Note 7)	0	254
Amortization of deferred finance charges (Note 8)	1,288	1,561
Loss on debt extinguishment (Note 8)	358	1,801
Vessel impairment loss (Note 5)	0	6,694
Loss / (gain) on sale of vessels (Note 5)	370	21
Stock-based compensation (Note 13)	6,360	2,285
Non-cash effects of derivative financial instruments (Note 15)	(706)	1,805
Change in fair value of forward freight derivatives (Note 15)	41	0
Other non-cash charges	29	130
Amortization of deferred gain (Note 5)	(37)	(37)
Equity in income of investee	(4)	(69)
(Increase)/Decrease in:
Restricted cash for forward freight derivatives	216	0
Trade accounts receivable	(7,843)	255
Inventories	376	(2,267)
Prepaid expenses and other current assets	424	350
Due from related parties	748	537
Due from managers	1,430	(3,585)
Increase/(Decrease) in:
Accounts payable	651	(27)
Due to related parties	(22)	(7)
Accrued liabilities	(1,624)	(2,705)
Due to managers	4,320	(2,291)
Deferred revenue	(197)	172
Net cash provided by / (used in) Operating Activities	20,336	(35,972)
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(116,679)	(388,660)
Cash proceeds from vessel sales (Note 5)	7,656	362,887
Decrease in restricted cash	23	7,034
Increase in restricted cash	(6,775)	(6,944)
Hull and machinery insurance proceeds	0	1,115
Net cash provided by / (used in) Investing Activities	(115,775)	(24,568)
Cash Flows from Financing Activities:
Proceeds from bank loans and capital leases	95,936	151,763
Loan prepayments and repayments	(5,190)	(158,699)
Financing fees paid	(737)	(25)
Proceeds from issuance of common stock	51,454	0
Offering expenses paid related to the issuance of common stock	(900)	0
Net cash provided by / (used in) Financing Activities	140,563	(6,961)
Net (decrease) / increase in cash and cash equivalents	45,124	(67,501)
Cash and cash equivalents at beginning of period	181,758	208,056
Cash and cash equivalents at end of the period	226,882	140,555
Cash paid during the period for:
Interest	$ 23,575	$ 23,279